Financial instruments	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Notes and other explanatory information [abstract]
Financial instruments

22. Financial instruments

(a) Financial risk management

The Group’s principal financial instruments are bank balances, cash and medium-term loans. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group also has other financial instruments such as trade receivables and trade payables which arise directly from its operations.

The Group is exposed through its operations to the following financial risks:

●	Liquidity risk
●	Credit risk
●	Foreign currency risk
●	Interest rate risk

The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework. Policy for managing risks is set by the Chief Executive Officer and is implemented by the Group’s finance department. All risks are managed centrally with tight control of all financial matters.

(b) Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group considers that liquidity risk is effectively managed and mitigated. The Group held unrestricted cash resources of $0.1 million at December 31, 2023 (December 31, 2022: $3.2m). The ratio of current assets to current liabilities at December 31, 2023 is 0.37 (December 31, 2022: 0.63).

The Group maintains near-term cash flow forecasts that enable it to identify its borrowings requirement so that remedial action can be taken if necessary.

(c) Credit risk

The primary risk arises from the Group’s receivables from customers and contract assets. The majority of the Group’s customers are long-standing and have been a customer of the Group for many years. Losses have occurred infrequently. The Group is mainly exposed to credit risks from credit sales, but the Group has no significant concentrations of credit risk and keeps the credit status of customers under review. Credit risks of customers of new customers are reviewed before entering into contracts. The debtor exposure is monitored by Group finance and the local entities review and report their exposure on a monthly basis.

The Group does not consider the exposure to the above risks to be significant and has therefore not presented a sensitivity analysis on the identified risks.

The credit quality of debtors neither past due nor impaired is good. Refer to Note 19 for further analysis on trade receivables.

(d) Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk as part of its operations.

Cash reserves at half year period ended December 31, 2023 of $0.5 million are unrestricted and are domiciled as follows:

	Local currency	Amount in USD
AUD	906,834	617,663
EUR	2,028	2,239
USD	(14,607)	(14,607)
GBP	(98,001)	(124,768)
Total cash reserve	796,254	480,527

The Group’s investments in overseas subsidiaries are not hedged as those currency positions are either USD denominated and/or considered to be long-term in nature.

(e) Interest rate risk

As a result of the related party loan agreement the Group is exposed to interest rate volatility. However, the interest rate is fixed for the medium term, therefore, the risk is largely mitigated for the near future. The Group will continue to monitor the movements in the wider global economy.

30. Financial instruments

	As at June 30
(US dollars in thousands)	2023	2022	2021
Financial assets at amortized cost
Trade and other receivables	6,506	6,921	6,539
Cash and cash equivalents	553	1,285	8,604
Restricted cash	608	1,195	1,140
Total	7,667	9,401	16,283

Financial liabilities at amortized cost
Loans and borrowings	32,388	28,561	23,091
Trade and other payables	16,029	11,324	5,750
Total	48,417	39,885	28,841

The amounts disclosed in the above table for trade and other receivables and trade and other payables do not agree to the amount reported in the Company’s Consolidated Statement of Financial Position as they exclude prepaid expenses, payroll liabilities and sales tax payable, current tax receivables and contract assets and liabilities which do not meet the definition of financial assets or liabilities.

(a) Financial risk management

The Group’s principal financial instruments are bank balances, cash and medium-term loans. The main purpose of these financial instruments is to manage the Group’s funding and liquidity requirements. The Group also has other financial instruments such as trade receivables and trade payables which arise directly from its operations.

The Group is exposed through its operations to the following financial risks:

●	Liquidity risk

●	Credit risk

●	Foreign currency risk

●	Interest rate risk

The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework. Policy for managing risks is set by the Chief Executive Officer and is implemented by the Group’s finance department. All risks are managed centrally with tight control of all financial matters.

(b) Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group considers that liquidity risk is effectively managed and mitigated. The Group held unrestricted cash resources of $0.6 million at June 30, 2023 ( June 30, 2022: $1.3m; June 30, 2021: $8.6m). The ratio of current assets to current liabilities at June 30, 2023 is 0.54 ( June 30, 2022: 0.93; June 30, 2021: 1.82).

Following sale of ex-solar J.A. Martin operations on July 1, 2022, the A$2.1 million J.A. Martin debtor finance facility (drawn down at June 30, 2022: nil; June 30, 2021: nil) was cancelled and a new facility with a limit of A$2.5 million and variable interest rate that is currently 7.75% was established by Kenshaw, as well as a trade finance facility of $0.5 million.

The Group maintains near-term cash flow forecasts that enable it to identify its borrowings requirement so that remedial action can be taken if necessary.

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 2023		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	16,029	16,029	-	-	-
Borrowings	30,083	1,922	12,323	8,447	7,391
Lease liabilities	2,305	462	1,375	415	53
Total	48,417	18,413	13,698	8,862	7,444

Year Ended June 30, 2022		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	10,973	10,973	-	-	-
Borrowings	26,097	4,604	11,283	10,211	-
Lease liabilities	2,464	506	846	1,112.00	-
Total	39,534	16,083	12,129	11,323	-

Year Ended June 30, 2021		Less than			More than
(US dollars in thousands)	Total	1 year	1-3 years	3-5 years	5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	5,751	5,751	-	-	-
Borrowings	22,096	411	11,424	10,261	-
Lease liabilities	995	669	326	-	-
Total	28,842	6,831	11,750	10,261	-

(c) Credit risk

The primary risk arises from the Group’s receivables from customers and contract assets. The majority of the Group’s customers are long-standing and have been a customer of the Group for many years. Losses have occurred infrequently. The Group is mainly exposed to credit risks from credit sales, but the Group has no significant concentrations of credit risk and keeps the credit status of customers under review. Credit risks of customers of new customers are reviewed before entering into contracts. The debtor exposure is monitored by Group finance and the local entities review and report their exposure on a monthly basis.

The Group does not consider the exposure to the above risks to be significant and has therefore not presented a sensitivity analysis on the identified risks.

The credit quality of debtors neither past due nor impaired is good. Refer to Note 19 for further analysis on trade receivables.

(d) Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk on sales and purchases that are denominated in currencies other than the respective functional currencies of the Group entities to which they relate, primarily between USD, AUD, EUR and GBP.

The Group’s investments in overseas subsidiaries are not hedged as those currency positions are either USD denominated and/or considered to be long-term in nature.

The Group is exposed to foreign exchange risk on the following balances at June 30, 2023:

●	Cash and cash equivalents $0.54 million denominated in AUD, $0.02 million in EUR and ($0.03) million in GBP.

●	Restricted cash $0.6 million denominated in AUD.

●	Trade and other receivables $3.4 million denominated in AUD, $1.0 million in EUR and $2.6 million in GBP.

●	Trade and other payables $5.0 million denominated in AUD, $2.0 million in EUR and $2.7 million in GBP.

●	Borrowings $2.9 million denominated in AUD and $0.9 million in EUR.

●	Provisions $0.7 million denominated in AUD and $1.2 million in GBP.

Of the total shareholder loan of $28.6 million, $27.1 million is denominated in USD and $1.5 million is denominated in AUD.

(e) Interest rate risk

As a result of the related party loan agreement the Group is exposed to interest rate volatility. However, the interest rate is fixed for the medium term, therefore, the risk is largely mitigated for the near future. The Group will continue to monitor the movements in the wider global economy.